Commodity And Other Derivative Contractual Assets And Liabilities (Financial Statement Effects of Derivatives) (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 301	$ 401
Derivative liabilities, Fair Value, Gross Liability	(94)	(348)
Derivative, Fair Value, Net	207	53
Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	299	396
Derivative liabilities, Fair Value, Gross Liability	(78)	(332)
Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	5
Derivative liabilities, Fair Value, Gross Liability	(16)	(16)
Predecessor
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			$ 475
Derivative liabilities, Fair Value, Gross Liability			(204)
Derivative, Fair Value, Net			271
Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			475
Derivative liabilities, Fair Value, Gross Liability			(204)
Derivative Asset, Fair Value, Gross Asset			(204)
Predecessor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			0
Derivative liabilities, Fair Value, Gross Liability			0	$ (127)
Current assets [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets	182	350
Current assets [Member] | Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	181	350
Derivative liabilities, Fair Value, Gross Asset	1
Current assets [Member] | Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative liabilities, Fair Value, Gross Asset	0
Current assets [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets			465
Current assets [Member] | Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair Value, Gross Asset			0
Current assets [Member] | Predecessor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair Value, Gross Asset			0
Noncurrent assets [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets	129	64
Noncurrent assets [Member] | Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	120	46
Derivative liabilities, Fair Value, Gross Asset	0
Noncurrent assets [Member] | Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	9	17
Derivative liabilities, Fair Value, Gross Asset	0	1
Noncurrent assets [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Assets			10
Noncurrent assets [Member] | Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair Value, Gross Asset			0
Current liabilities [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability	(72)	(359)
Current liabilities [Member] | Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	(2)
Derivative liabilities, Fair Value, Gross Liability	(53)	(330)
Current liabilities [Member] | Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	(7)	(12)
Derivative liabilities, Fair Value, Gross Liability	(10)	(17)
Current liabilities [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability			(203)
Current liabilities [Member] | Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability			(203)
Derivative liabilities, Fair Value, Gross Liability			(203)
Noncurrent Liabilities [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability	(32)	(2)
Noncurrent Liabilities [Member] | Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	0	0
Derivative liabilities, Fair Value, Gross Liability	(26)	(2)
Noncurrent Liabilities [Member] | Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability	0	$ 0
Derivative liabilities, Fair Value, Gross Liability	$ (6)
Noncurrent Liabilities [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative Assets And Liability, Fair Value, Gross Liability			(1)
Noncurrent Liabilities [Member] | Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, Fair Value, Gross Liability			(1)
Derivative liabilities, Fair Value, Gross Liability			$ (1)